Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Total inventories	$ 526,106	$ 430,546
Less: current inventories	(500,462)	(406,191)
Non-current portion of inventories	25,644	24,355
Costs of inventories recognized as expense	1,264,812	978,635
Production costs	925,479	696,672
Depreciation and amortisation expense	302,958	254,469
NRV adjustments to inventory	8,700	(16,200)
Inventories, at net realisable value	203,700	215,500
Escobal mine [member]
Disclosure of inventories [Line Items]
Supplies	(18,300)	(17,100)
Concentrate [member]
Disclosure of inventories [Line Items]
Total inventories	30,647	19,104
Stockpile ore [member]
Disclosure of inventories [Line Items]
Total inventories	43,216	30,063
Non-current portion of inventories	4,500	2,700
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Total inventories	286,266	219,334
Non-current portion of inventories	185,100	147,000
Dore and finished [member]
Disclosure of inventories [Line Items]
Total inventories	81,448	77,489
Materials and supplies [member]
Disclosure of inventories [Line Items]
Total inventories	$ 84,529	$ 84,556